CONTINGENCIES AND COMMITMENTS - Schedule of contractual purchase commitments that are not recognized as liabilities (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 678.6	$ 697.5
Less than 1 year
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	320.9	411.8
Between 1 and 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	294.0	262.1
Later than 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 63.7	$ 23.6